Employee Benefits - Schedule of Expected Benefit Payments (Detail) - Pension Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 820
2018	490
2019	456
2020	594
2021	907
2022-2026	1,826
Total	$ 5,093